ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
ACCOUNTING POLICIES
ACCOUNTING POLICIES

Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements include the assets and liabilities of the Company and its subsidiaries and certain variable interest entities in which the Company is deemed to be the primary beneficiary. All inter company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies, which are described in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

Impairment of long-lived assets
The carrying values of long-lived assets and newbuildings that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. The Company assesses recoverability of the carrying value of each asset or newbuilding on an individual basis by estimating the future net cash flows expected to result from the asset, including eventual disposal. In developing estimates of future cash flows, the Company must make assumptions about future performance, with significant assumptions being related to charter rates, ship operating expenses, utilization, drydocking requirements, residual values, the estimated remaining useful lives of the vessels and the probability of lease terminations for the vessels held under capital lease. These assumptions are based on historical trends as well as future expectations. If the future net undiscounted cash flows are less than the carrying value of the asset, or the current carrying value plus future newbuilding commitments, an impairment loss is recorded equal to the difference between the asset's or newbuildings carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.